INCOME TAX (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
INCOME TAX
Federal tax statutory rate	21.00%	21.00%
Temporary differences	1.00%	5.00%
Permanent differences	(4.00%)	(6.00%)
Valuation Allowance	(18.00%)	(20.00%)
Effective income tax rate	0.00%	0.00%